February 27, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Whitehall Funds (the Trust )
File No. 33-64845

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Alexander F. Smith Associate Counsel The Vanguard Group, Inc.

Enclosures

cc:	Lisa N. Larkin
U.S. Securities & Exchange Commission